Employee Benefits (Details 7) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Salaries		$ 168,117,881	$ 159,246,822	$ 151,944,702
Employees' short-term benefits		27,469,694	31,528,110	27,588,955
Total expenses for short-term employee benefits		195,587,575	190,774,932	179,533,657
Employments termination benefits		7,419,296	9,183,516	8,839,682
Other staff expense		34,115,503	32,183,184	32,485,170
Total	[1]	$ 237,122,374	$ 232,141,632	$ 220,858,509

[1]	See Note 25 - Employee benefits.